Basic and Diluted Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share, Basic and Diluted [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted earnings (loss) per share have been calculated in accordance with ASC 260 on computation of earnings (loss) per share for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the Years Ended December 31,
	2019	2020	2021
Basic earnings (loss) per share calculation
Numerator:
Net income (loss)	(1,034,510)	(215,094)	2,000,282

Denominator:
Weighted-average ordinary shares outstanding	2,153,172,769	2,345,703,779	2,521,667,815

Net earnings (loss) per Class A and Class B ordinary share (RMB cent per share)	(48.05)	(9.17)	79.32

	For the Years Ended December 31,
	2019	2020	2021
Diluted earnings (loss) per share calculation
Numerator:
Net income (loss)	(1,034,510)	(215,094)	2,000,282

Denominator:
Weighted-average ordinary shares outstanding	2,153,172,769	2,345,703,779	2,521,667,815
Add: weighted-average RSUs	—	—	54,489,432

Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,153,172,769	2,345,703,779	2,576,157,247

Diluted earnings (loss) per Class A and Class B ordinary share (RMB cent per share)	(48.05)	(9.17)	77.65

Effects of Outstanding RSUs Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect
The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Year Ended December 31,
	2019	2020	2021
Weighted-average RSUs	13,923,725	10,710,636	—
Share options	—	—	114,000,000
Warrants	—	—	70,833,345